Other Current Assets (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other current assets [Abstract]
Institutions	$ 1,027	$ 1,127
Prepaid expenses	421	254
Interest receivable	271	171
Advances to suppliers	32	1
Other receivables	303	175
Other current assets	$ 2,054	$ 1,728